UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Investment Manager Filing this Report:

Name:       Litman/Gregory Fund Advisors, LLC
Address:    4 Orinda Way
            Orinda, CA 94563

Form 13F File Number: 28-06355

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Coughlan
Title:  Chief Operating Officer
Phone:  (925) 253-5213

Signature, Place, and Date of Signing:

/s/ John Coughlan                   Orinda, CA                  03/01/02
-----------------                  -------------               ----------
   [Signature]                     [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported by other reporting manager(s))

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total:     $140,034
                                           (thousands)

List of other Included Managers:            None

                                                                                          IN-
                                                                                          VEST-
                                                                                          MENT
                                                                                          DIS-   OTHER
                                TITLE OF         CUSIP     MARKET   SHARES OR  SH   PUT/  CRE-   MANA-     VOTING AUTHORITY
 NAME OF ISSUER                  CLASS           NUMBER    VALUE     PRN AMT   PRN  CALL  TION   GERS    SOLE   SHARED   NONE
 --------------                  -----           ------    -----     -------   ---  ----  ----   ----    ----   ------   ----
AT + T CORP                       com          001957109   11,323     624,200   SH        Sole    0     624,200
FEDEX CORP                        com          31428X106   21,426     413,000   SH        Sole    0     413,000
GENERAL MTRS CORP                 com          370442105   13,948     287,000   SH        Sole    0     287,000
HILTON HOTELS CORP                com          432848109   22,157   2,029,000   SH        Sole    0   2,029,000
MARRIOTT INTL INC NEW             com          571903202   10,776     265,100   SH        Sole    0     265,100
PIONEER NAT RES CO                com          723787107   14,085     731,300   SH        Sole    0     731,300
UCAR INTL INC                     com          90262K109    8,828     825,000   SH        Sole    0     825,000
WASTE MGMT INC DEL                com          94106L109   17,072     535,000   SH        Sole    0     535,000
MONY Group                        com          615337102    3,855     111,500   SH        Sole    0     111,500
FAIRFAX FINL HLDGS LTD            sub vtg com  303901102    2,986      29,000   SH        Sole    0      29,000
SAKS INC                          com          79377W108    2,643     283,000   SH        Sole    0     283,000
SERVICE MASTER COMPANY            com          81760N109    3,878     281,000   SH        Sole    0     281,000
TRICON GLOBAL RESTAURANTS INC     com          895953107    3,198      65,000   SH        Sole    0      65,000
TELEPHONE + DATA SYS INC          com          879433100    3,859      43,000   SH        Sole    0      43,000
                                                          -------   ---------                         ---------
                                                          140,034   6,522,100                         6,522,100
                                                          =======   =========                         =========